Borrowings - Schedule of Syndicated Loan (Details)	Jun. 30, 2025 USD ($)
Bank of China [Member]
Debt Instrument [Line Items]
Line of credit	$ 11,167,569
Drawdown amount	9,170,039
Less: Unamortized debt cost
Loan balance
Unused credit line	1,997,530
2027	2,292,144
2028	2,062,929
2029 and therefore	4,814,966
Total	9,170,039
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Line of credit	11,167,569
Drawdown amount	9,145,067
Less: Unamortized debt cost
Loan balance
Unused credit line	2,022,502
2027	2,286,560
2028	2,057,904
2029 and therefore	4,800,603
Total	9,145,067
Zhengzhou Bank [Member]
Debt Instrument [Line Items]
Line of credit	6,979,731
Drawdown amount	4,904,141
Less: Unamortized debt cost
Loan balance
Unused credit line	2,075,590
2027	1,226,688
2028	1,104,019
2029 and therefore	2,573,434
Total	4,904,141
China Agricultural Bank [Member]
Debt Instrument [Line Items]
Line of credit	6,979,731
Drawdown amount	5,703,123
Less: Unamortized debt cost
Loan balance
Unused credit line	1,276,608
2027	1,425,610
2028	1,283,049
2029 and therefore	2,994,464
Total	5,703,123
Long-Term Debt [Member]
Debt Instrument [Line Items]
Line of credit	36,294,600
Drawdown amount	28,922,370
Less: Unamortized debt cost	991,027
Loan balance	27,931,343
Unused credit line	7,372,230
2027	7,231,002
2028	6,507,901
2029 and therefore	15,183,467
Total	$ 28,922,370